Off balance sheet commitments and lease contracts - Impact of application of IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Initial application
Fixed assets	$ 108,335	$ 116,408	$ 113,324	$ 109,397
Net debt	$ (37,139)	$ (31,124)	(21,657)
Increase/decrease due to application of IFRS 16
Initial application
Fixed assets			5,698
Net debt			(5,505)
Other assets and liabilities			$ (193)
Weighted average incremental borrowing rate			4.50%
Right of use			$ 5,698
Increase/decrease due to application of IFRS 16 | Buildings
Initial application
Right of use			2,278
Increase/decrease due to application of IFRS 16 | Machinery, plant and equipment
Initial application
Right of use			2,632
Increase/decrease due to application of IFRS 16 | Other
Initial application
Right of use			$ 788